Business combinations - Summary of Purchase Consideration Cash Outflow (Details) - Acquisition Of Weni [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration	$ 3,016
Cash	(97)
Net outflow of cash - investing activities	$ 2,919